Segment Information - Summary of Financial Information by Geographical Area (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Sales to customers outside the company	$ 4,547	$ 4,456	$ 6,279
Non-current assets	13,320	13,677	13,585
Canada customer [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company	289	226	294
United States customer [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company	2,715	2,886	3,718
Canpotex customer [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company	988	778	1,346
Mexico customer [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company	85	98	100
Trinidad customer [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company	132	115	259
Brazil customer [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company	27	41	126
Colombia customer [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company	48	35	89
Other Latin America customer [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company	68	68	153
India customer [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company	104	138	144
Other customers [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company	91	71	50
Canada [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company	1,868	1,630	2,543
Non-current assets	9,501	9,534	9,472
Canada [member] | Canada customer [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company	95	97	119
Canada [member] | United States customer [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company	784	752	913
Canada [member] | Canpotex customer [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company	988	778	1,346
Canada [member] | Mexico customer [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company			2
Canada [member] | Brazil customer [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company	1	2	65
Canada [member] | Colombia customer [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company			37
Canada [member] | Other Latin America customer [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company		1	61
United States [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company	2,098	2,260	2,857
Non-current assets	3,259	3,532	3,472
United States [member] | Canada customer [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company	194	129	175
United States [member] | United States customer [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company	1,657	1,820	2,299
United States [member] | Mexico customer [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company	76	91	98
United States [member] | Brazil customer [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company	26	39	61
United States [member] | Colombia customer [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company	12	6	17
United States [member] | Other Latin America customer [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company	26	22	39
United States [member] | India customer [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company	97	138	144
United States [member] | Other customers [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company	10	15	24
Trinidad [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company	581	566	879
Non-current assets	554	597	625
Trinidad [member] | United States customer [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company	274	314	506
Trinidad [member] | Mexico customer [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company	9	7
Trinidad [member] | Trinidad customer [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company	132	115	259
Trinidad [member] | Colombia customer [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company	36	29	35
Trinidad [member] | Other Latin America customer [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company	42	45	53
Trinidad [member] | India customer [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company	7
Trinidad [member] | Other customers [member]
Disclosure of geographical areas [line items]
Sales to customers outside the company	81	56	26
Other [member]
Disclosure of geographical areas [line items]
Non-current assets	$ 6	$ 14	$ 16